LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Loans And Advances To Customers Explanatory [Abstract]
Disclosure of loans and advances to banks [text block]
The following is the composition of the loans and financial leasing operations portfolio, net as of December 31, 2018 and 2017:

Composition	December 31, 2018	December 31, 2017
In millions of COP
Commercial (1)	94,600,648	88,997,241
Consumer	31,993,381	27,646,114
Mortgage	22,870,685	20,512,208
Financial Leases	23,198,204	22,248,951
Small Business Loans	1,156,198	1,063,580
Total gross loans and Financial Leases	173,819,116	160,468,094
Total allowance (2)	(10,235,831)	(8,223,103)
Total Net Loans and financial leases	163,583,285	152,244,991

(1)	Includes loans to financial institutions amounting to COP 8,154,507 and COP 7,862,401 as of December 31, 2018 and 2017, respectively.
(2)
The allowance as of December 31, 2018 was estimated according to the expected credit losses methodology required by IFRS 9, on the other hand, the estimations for the year ended as of December 31, 2017 were computed under IAS 39, therefore both amounts are not comparable. For further information see Note 32 Impacts on application of new standards.

Disclosure of allowance for credit losses [text block]
The following table sets forth the changes in the allowance for loans and advances and lease losses as of December 31, 2018, 2017 and 2016:

As of December 31, 2018
(under IFRS 9)

Concept	Commercial	Consumer	Mortgage	Financial Leases	Small business loans	Total
	In millions of COP
Balance of period December 31, 2017	4,514,180	2,291,829	645,101	631,402	140,591	8,223,103
+ Effect of adoption of IFRS 9	512,959	237,515	106,692	176,521	1,374	1,035,061
+Balance at beginning of period January 1, 2018	5,027,139	2,529,344	751,793	807,923	141,965	9,258,164
+/- Loan purchases / Loan sales (1)	(2,020)	-	-	(377)	-	(2,397)
+ Provisions for loan losses (2)	5,003,417	3,081,883	337,092	341,651	110,317	8,874,360
- Charges-off	(1,468,704)	(2,012,315)	(112,417)	(135,674)	(86,802)	(3,815,912)
- Recoveries (2)	(3,415,455)	(886,928)	(163,846)	(58,175)	(38,471)	(4,562,875)
Adjusted stage 3 (3)	158,396	71,157	26,502	22,230	7,127	285,412
+/- Translation adjustment	58,060	109,750	14,640	13,392	3,237	199,079
Balance at December 31, 2018	5,360,833	2,892,891	853,764	990,970	137,373	10,235,831

(1)	This ítem includes portfolio purchase/sales operation held between Bancolombia S.A. and Titularizadora Colombiana.
(2)
The provision for loan losses, net COP 4,311,485 differs from the COP 3,851,625 presented in the line “Credit impairment charges on loans and advances and financial leases, net” of the Consolidated Statement of Income, in the amount of COP 459,860 due to the recovery of charged-off loans.

(3)	Provisions reflect the expected credit losses (ECL) measured using the three-step approach under IFRS 9, as described in Note 2.D Significant accounting policies.

As of December 31, 2017
(under IAS 39)

Concept	Commercial	Consumer	Mortgage	Financial Leases	Small business loans	Total
In millions of COP
+Balance at beginning of period	3,499,791	1,791,123	653,936	567,046	110,015	6,621,911
+ Provisions for loan losses (1)	3,594,310	2,310,518	284,392	276,687	119,690	6,585,597
- Charges-off	(792,145)	(1,302,630)	(37,677)	(77,762)	(65,086)	(2,275,300)
- Recoveries (1)	(1,783,649)	(510,684)	(253,578)	(133,986)	(24,141)	(2,706,038)
+/- Translation adjustment	(4,127)	3,502	(1,972)	(583)	113	(3,067)
= Balance at end of year	4,514,180	2,291,829	645,101	631,402	140,591	8,223,103

(1)
The provision for loan losses, net COP 3,879,559 differs from the COP 3,468,699 presents in the line “Credit impairment charges on loans and advances and financial leases, net” of the Consolidated Statement of Income, in the amount of COP 410,860 due to the recovery of charged-off loans.

As of December 31, 2016
(under IAS 39)

Concept	Commercial	Consumer	Mortgage	Financial Leases	Small business loans	Total
In millions of COP
+Balance at beginning of period	2,694,965	1,321,281	572,772	579,151	80,586	5,248,755
+Allowance for loan of PA Leasing	-	-	-	27,825	-	27,825
+ Provisions for loan losses (1)	2,684,559	1,922,315	225,291	221,694	95,272	5,149,131
- Charges-off	(489,573)	(902,400)	(24,619)	(74,900)	(41,710)	(1,533,202)
- Recoveries (1)	(1,379,288)	(525,510)	(109,912)	(180,537)	(23,645)	(2,218,892)
+/- Translation adjustment	(10,872)	(24,563)	(9,596)	(6,187)	(488)	(51,706)
= Balance at end of year	3,499,791	1,791,123	653,936	567,046	110,015	6,621,911

(1)
The provision for loan losses, net COP 2,930,239 differs from the COP 2,643,710 presents in the line “Credit impairment charges on loans and advances and financial leases, net” of the Consolidated Statement of Income, in the amount of COP 286,529 due to the recovery of charged-off loans.

The sale of a 51% interest in Compañia de Financiamiento Tuya S.A took place on October 31, 2016. The amounts recognized until that date are presented in the line “Net income from discontinued operations” of the Statement of Income. The following table is the movement associated with this company:

Concept	December 31, 2016
+Balance at beginning of period	351,375
+ Provisions for loan losses (*)	465,947
- Charges-off	(228,757)
- Recoveries (*)	(147,668)
= Balance at end of year	440,897

(*)
The provision for loan losses net of COP 318,279 differs from the COP 323,290 presented in “Credit impairment charges on loans and advances and financial leases, net" in note 30. Discontinued operations, in the amount of COP 5,011 due to provision on off balance sheet credit exposures that was accounted for as a liability under IAS 37.

Disclosure of finance lease and operating lease by lessor [text block]
The Bank has subscribed lease agreements as lessor. These leases arrangements involve machinery and equipment, computer equipment, automobile and furniture and fixtures and their terms range between one and twenty years, as follows:

As of December 31, 2018

Period	Gross investment in finance lease receivable	Present value of minimum payments

In millions of COP
Within 1 year	735,187	526,581
Over 1 year, but less than 5 years	8,194,658	6,677,063
Over 5 years	22,738,577	15,994,560
Total gross investment in finance lease receivable/ present value of minimum payments	31,668,422	23,198,204
Less: Future financial income (1)	(8,470,218)	-
Present value of payments receivable	23,198,204	23,198,204
Minimum non-collectable payments impairment	(985,844)	(985,844)
Total	22,212,360	22,212,360

(1)	Future financial income: Total Gross Investment - Total Present Value of minimum payments

As of December 31, 2017

Period	Gross investment in finance lease receivable	Present value of minimum payments

In millions of COP
Within 1 year	759,852	526,604
Over 1 year, but less than 5 years	7,842,992	6,188,894
Over 5 years	22,212,438	15,533,453
Total gross investment in finance lease receivable/ present value of minimum payments	30,815,282	22,248,951
Less: Future financial income (1)	(8,566,331)	-
Present value of payments receivable	22,248,951	22,248,951
Minimum non-collectable payments impairment	(447,361)	(447,361)
Total	21,801,590	21,801,590

(1)	Future financial income: Total Gross Investment - Total Present Value of minimum payments

Disclosure of detailed information about unsecured residual values by type of asset explanatory [Text Block]
The following table sets the unsecured residual values by type of asset as of December 31, 2018 and 2017:

Type of asset	December 31, 2018	December 31, 2017
In millions of COP
Automobile	22,680	26,841
Technology	25,229	20,921
Machinery and equipment	11,300	8,627
Furniture and fixtures	189	62
Total	59,398	56,451

(*)
The unsecured residual value is the part of the residual value of the leased asset, whose realization is not secured or is secured by a third party related to the lessor.

Disclosure of maturity analysis of operating lease payments [text block]
The following table presents the information of minimum payments by lease to be received:

	December 31, 2018	December 31, 2017
In millions of COP
Within 1 year	216,039	110,993
Over 1 year, but less than 5 years	934,816	960,037
Over 5 years	139,493	154,996
Total	1,290,348	1,226,026

Disclosure And Details About Significant Changes In The Provisions With The Expected Credit Loss Model According To IFRS 9 Text Block [Table Text Block]
The following explains the significant changes in the provisions during, the period ended at December 31, 2018 with the expected credit loss model according to IFRS 9:

	Stage 1	Stage 2	Stage 3	Simplified methodology	TOTAL
In millions of COP
Balance at January 1, 2018	1,601,051	1,042,597	6,589,347	25,169	9,258,164
Transfer to Stage 1	(40,083)	(252,397)	(109,871)	8,598	(393,753)
Transfer to Stage 2	(88,750)	532,660	(199,399)	588	245,099
Transfer to Stage 3	(103,002)	(190,762)	4,168,739	(4,099)	3,870,876
Net remeasurement of loss allowance	(231,835)	89,501	3,859,469	5,087	3,722,222
New financial assets purchased/originated	770,102	343,594	1,087,934	(148)	2,201,482
Financial assets that have been derecognized	(367,718)	(150,433)	(811,014)	(39)	(1,329,204)
Charges-off	(47,608)	(138,572)	(3,617,762)	(11,970)	(3,815,912)
Foreign Exchange and other movements	35,783	28,636	136,528	(1,868)	199,079
Balance at December 31, 2018	1,759,775	1,215,323	7,244,502	16,231	10,235,831

Disclosure of detailed information about breakdown of loans to financial institutions [Text Block]
The following table shows the breakdown of loans to financial institutions by stage:

As of December 31, 2018

	Stage 1	Stage 2	Stage 3	TOTAL
Total loans to Financial institutions	8,140,354	13,812	341	8,154,507
Allowance	(15,048)	(1,123)	(267)	(16,438)
Total Net Loans with financial institutions	8,125,306	12,689	74	8,138,069